Document and Entity Information	Jul. 27, 2023
Document And Entity Information [Line Items]
Entity Address, Country	IE
Amendment Flag	true
Entity Central Index Key	0001757898
Document Type	8-K/A
Document Period End Date	Jul. 27, 2023
Entity Registrant Name	STERIS plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin 2
City Area Code	353
Local Phone Number	1 232 2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by STERIS plc (the “Company”) on July 27, 2023 (the “Original Form 8-K”). The Original Form 8-K was filed with the U.S. Securities and Exchange Commission (the “SEC”) to report the results of the matters submitted to a vote of the shareholders at the 2023 Annual General Meeting of Shareholders held on July 27, 2023 (the “Meeting”). The sole purpose of this Amendment is to update disclosures made under Item 5.07, Submission of Matters to a Vote of Security Holders, in the Original Form 8-K. Except as set forth herein, no other modifications have been made to the Original Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares. $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
M 2.700 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
M 3.750 Senior Notes Due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2051
Trading Symbol	ST/51
Security Exchange Name	NYSE